Pension plans	9 Months Ended
Sep. 30, 2011
Pension plans
Pension plans

14   Pension plans

We previously disclosed in our consolidated financial statements for the year ended December 31, 2010, that we expected to contribute US$310 to our defined benefit pension plan in 2011. As of September 30, 2011, total contributions of US$ 254 had been made. We do not expect any significant change in our previous estimate.

A special contribution was made to the Vale Canada Limited Defined Benefit plans of US$342 during the period. The contribution was made to bring the adequate ratios which provide Vale Canada with more certain funding requirements for 2011-2013.

	Three-month period ended (unaudited)
	September 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	8
Interest cost on projected benefit obligation	98	107	26
Expected return on assets	(164)	(99)	—
Amortizations and (gain) / loss	—	6	(5)
Net periodic pension cost (credit)	(66)	32	29

	Three-month period ended (unaudited)
	June 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Three-month period ended (unaudited)
	September 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	19	8
Interest cost on projected benefit obligation	104	92	26
Expected return on assets	(159)	(83)	—
Amortizations and (gain) / loss	—	1	—
Net deferral	(1)	12	(9)
Net periodic pension cost (credit)	(55)	41	25

	Nine-month period ended (unaudited)
	September 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	57	24
Interest cost on projected benefit obligation	299	317	77
Expected return on assets	(505)	(291)	—
Amortizations and (gain) / loss	—	21	(11)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(206)	104	87

	Nine-month period ended (unaudited)
	September 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	51	20
Interest cost on projected benefit obligation	244	270	74
Expected return on assets	(392)	(245)	—
Amortizations and (gain) / loss	—	1	—
Net deferral	(1)	12	(9)
Net periodic pension cost (credit)	(148)	89	85